Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 49.5%
U.S. Treasury Inflation-Protected Securities - 49.5%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	$ 2,401,170	$ 1,315,768
0.63%, 02/15/2043	2,810,060	2,132,682
0.75%, 02/15/2042 - 02/15/2045	2,772,480	2,099,679
1.38%, 02/15/2044	1,386,050	1,184,571
1.50%, 02/15/2053	4,129,536	3,303,549
2.38%, 01/15/2027	1,922,196	1,956,031
3.63%, 04/15/2028	1,198,338	1,274,676
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 10/15/2026 - 01/15/2032	6,637,055	6,284,425
0.25%, 07/15/2029	1,389,146	1,347,450
0.38%, 01/15/2027 - 07/15/2027	3,326,470	3,301,807
0.50%, 01/15/2028	2,619,180	2,588,734
0.63%, 01/15/2026 - 07/15/2032	5,498,640	5,341,923
0.75%, 07/15/2028	2,573,780	2,561,879
0.88%, 01/15/2029	1,151,388	1,142,564
1.13%, 01/15/2033	1,084,450	1,050,996
1.25%, 04/15/2028	645,093	647,556
1.38%, 07/15/2033	2,393,168	2,356,165
1.75%, 01/15/2034	315,264	316,732
1.88%, 07/15/2034	2,470,728	2,506,583
2.38%, 10/15/2028	2,320,230	2,416,708
Total U.S. Government Obligations (Cost $47,833,125)		45,130,478
FOREIGN GOVERNMENT OBLIGATIONS - 34.4%
Australia - 4.8%
Australia Government Bonds
2.50%, 09/20/2030 (A)	AUD 4,250,000	4,385,833
Italy - 4.0%
Italy Buoni Poliennali Del Tesoro
0.10%, 05/15/2033 (A)	EUR 2,384,220	2,526,615
1.30%, 05/15/2028 (A)	947,725	1,127,510
		3,654,125
Japan - 10.2%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2026 - 03/10/2029	JPY 1,360,074,600	9,311,816
Mexico - 0.5%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 254,000	205,677
5.38%, 03/22/2033	225,000	224,325
		430,002
Spain - 4.8%
Spain Government Inflation-Linked Bonds
1.00%, 11/30/2030 (A)	EUR 3,713,827	4,391,375
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 10.1%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2026 - 03/22/2044 (A)	GBP 6,325,075	$ 7,655,636
1.25%, 11/22/2032 (A)	1,122,294	1,512,198
		9,167,834
Total Foreign Government Obligations (Cost $32,883,324)		31,340,985
CORPORATE DEBT SECURITIES - 15.3%
Aerospace & Defense - 0.3%
Boeing Co.
3.25%, 02/01/2028	$ 250,000	244,180
Automobiles - 0.5%
Ford Motor Credit Co. LLC
6.05%, 11/05/2031	200,000	204,416
Stellantis Finance U.S., Inc.
6.45%, 03/18/2035 (B)	211,000	216,289
		420,705
Banks - 7.0%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66%, 4.70% (C), 10/15/2025 (D)	432,000	361,886
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	153,000	150,666
Fixed until 10/25/2034, 5.52% (C), 10/25/2035	1,000,000	1,024,299
Fixed until 02/12/2035, 5.74% (C), 02/12/2036	401,000	416,626
Barclays PLC
Fixed until 09/10/2029, 4.94% (C), 09/10/2030	200,000	202,973
BNP Paribas SA
Fixed until 05/09/2030, 5.09% (C), 05/09/2031 (B)	246,000	250,700
BPCE SA
Fixed until 01/14/2045, 6.92% (C), 01/14/2046 (B)	253,000	271,563
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (C), 11/03/2032	149,000	132,368
Fixed until 09/11/2035, 5.17% (C), 09/11/2036	151,000	152,532
Fixed until 09/19/2034, 5.41% (C), 09/19/2039	117,000	117,397
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (C), 05/28/2032	222,000	202,794
Fixed until 09/18/2030, 3.55% (C), 09/18/2031	539,000	510,963
FNB Corp.
Fixed until 12/11/2029, 5.72% (C), 12/11/2030	140,000	142,162
Goldman Sachs Group, Inc.
Fixed until 04/25/2034, 5.85% (C), 04/25/2035	200,000	213,092
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Holdings PLC
Fixed until 09/10/2035, 5.74% (C), 09/10/2036	$ 335,000	$ 341,804
KeyBank NA
3.40%, 05/20/2026	250,000	248,622
Morgan Stanley
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	77,000	66,884
Fixed until 10/18/2029, 4.65% (C), 10/18/2030	560,000	566,121
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (C), 11/28/2035	277,000	253,349
Fixed until 08/15/2029, 4.96% (C), 08/15/2030	300,000	305,530
Wells Fargo & Co.
Fixed until 09/15/2028, 4.08% (C), 09/15/2029	188,000	187,414
Zions Bancorp NA
Fixed until 08/19/2034, 6.82% (C), 11/19/2035	252,000	267,865
		6,387,610
Chemicals - 1.4%
Albemarle Corp.
5.65%, 06/01/2052	350,000	308,604
Dow Chemical Co.
4.80%, 01/15/2031	148,000	147,379
5.60%, 02/15/2054	43,000	38,911
Eastman Chemical Co.
5.75%, 03/08/2033	128,000	134,404
Nutrien Ltd.
5.25%, 03/12/2032	503,000	519,071
Sherwin-Williams Co.
4.80%, 09/01/2031	135,000	137,830
		1,286,199
Commercial Services & Supplies - 0.2%
Triton Container International Ltd.
3.15%, 06/15/2031 (B)	223,000	198,865
Construction & Engineering - 0.1%
MasTec, Inc.
5.90%, 06/15/2029	79,000	82,687
Containers & Packaging - 0.5%
Packaging Corp. of America
5.70%, 12/01/2033	200,000	211,774
Smurfit Westrock Financing DAC
5.42%, 01/15/2035	201,000	207,124
		418,898
Insurance - 0.6%
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.60% (C), 02/12/2067 (B)	583,000	544,902
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.2%
Weir Group, Inc.
5.35%, 05/06/2030 (B)	$ 210,000	$ 216,037
Metals & Mining - 1.4%
ArcelorMittal SA
6.35%, 06/17/2054 (E)	117,000	122,223
Corp. Nacional del Cobre de Chile
6.33%, 01/13/2035 (B)	215,000	229,244
Glencore Funding LLC
2.85%, 04/27/2031 (B)(E)	120,000	110,068
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041	61,000	62,857
Rio Tinto Finance USA PLC
5.75%, 03/14/2055	182,000	187,306
South32 Treasury Ltd.
4.35%, 04/14/2032 (B)	373,000	358,078
Steel Dynamics, Inc.
5.38%, 08/15/2034	150,000	155,070
		1,224,846
Oil, Gas & Consumable Fuels - 2.9%
APA Corp.
4.25%, 01/15/2030	520,000	503,550
6.10%, 02/15/2035 (E)	291,000	297,402
Cheniere Energy Partners LP
5.55%, 10/30/2035 (B)	87,000	88,880
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (C), 07/15/2077	324,000	322,339
Enterprise Products Operating LLC
3.70%, 01/31/2051	243,000	180,758
Fixed until 08/16/2027, 5.25% (C), 08/16/2077	154,000	153,834
ONEOK, Inc.
4.95%, 10/15/2032	372,000	371,792
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 01/15/2031	148,000	148,315
6.65%, 01/15/2037	280,000	304,001
Woodside Finance Ltd.
5.40%, 05/19/2030	279,000	286,515
		2,657,386
Semiconductors & Semiconductor Equipment - 0.2%
Foundry JV Holdco LLC
5.90%, 01/25/2033 (B)	211,000	222,496
Total Corporate Debt Securities (Cost $13,946,551)		13,904,811

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.6%
Money Market Fund - 1.6%
State Street Institutional U.S. Government Money Market Fund, 4.09% (F)	1,482,519	1,482,519
Total Short-Term Investment Company (Cost $1,482,519)		1,482,519
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.13% (F)	539,700	$ 539,700
Total Other Investment Company (Cost $539,700)		539,700
Total Investments (Cost $96,685,219)		92,398,493
Net Other Assets (Liabilities) - (1.4)%		(1,288,462)
Net Assets - 100.0%		$ 91,110,031
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	10/09/2025	USD	8,266,244	EUR	7,000,000	$43,272	$—
JPM	10/09/2025	NZD	2,700,000	USD	1,566,762	—	(924)
MSC	10/09/2025	USD	4,256,649	AUD	6,520,000	—	(58,230)
MSC	10/09/2025	USD	9,282,088	GBP	6,800,000	136,278	—
MSC	10/09/2025	USD	9,517,757	JPY	1,374,000,000	217,652	—
MSC	10/09/2025	USD	1,628,805	NZD	2,700,000	62,966	—
Total						$460,168	$(59,154)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$45,130,478	$—	$45,130,478
Foreign Government Obligations	—	31,340,985	—	31,340,985
Corporate Debt Securities	—	13,904,811	—	13,904,811
Short-Term Investment Company	1,482,519	—	—	1,482,519
Other Investment Company	539,700	—	—	539,700
Total Investments	$2,022,219	$90,376,274	$—	$92,398,493
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$460,168	$—	$460,168
Total Other Financial Instruments	$—	$460,168	$—	$460,168
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(59,154)	$—	$(59,154)
Total Other Financial Instruments	$—	$(59,154)	$—	$(59,154)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2025, the total value of the Regulation S securities is $21,599,167, representing 23.7% of the Portfolio's net assets.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the total value of 144A securities is $2,707,122, representing 3.0% of the
Portfolio's net assets.

Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)
Floating or variable rate security. The rate disclosed is as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $528,342, collateralized by cash collateral of $539,700. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at September 30, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica PineBridge Inflation Opportunities VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust